CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 7 – CONVERTIBLE DEBT

These debts have a price adjustment provision. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts have been amortized to interest expense over the respective term of the related note. In determining the indicated value of the convertible note issued, the Company used the Binomial Options Pricing Model with a risk-free interest rate of ranging from 3.66% to 4.38%, volatility ranging from 162.38% to 177.45%, trading prices $0.033 per share and a conversion price ranging from $0.0264 to $0.08 per share. The total derivative liabilities associated with these notes were $3,900,734 at September 30, 2024 and $2,752,321 at December 31, 2023. As of September 30, 2024, the Company had six new convertible notes and two short-term non-convertible note were transferred to convertible notes after due in 2024.

See Below Summary Table

Convertible Debt Summary
	Debt Type	Debt Classification		Interest Rate	Due Date	Ending
		CT	LT			9/30/2024	12/31/2023

A	Convertible	X		10.0%	1-Jan-17	25,000	$ 25,000
B	Convertible		X	8.0%	31-Dec-26	82,391	82,391
C	Convertible		X	8.0%	31-Dec-26	41,195	41,195
D	Convertible		X	8.0%	31-Dec-26	262,156	262,156
O	Convertible		X	8.0%	31-Dec-26	136,902	136,902
P	Convertible		X	8.0%	31-Dec-26	66,173	66,173
Q	Convertible		X	8.0%	31-Dec-26	65,274	65,274
S	Convertible		X	8.0%	31-Dec-26	63,205	63,205
T	Convertible		X	8.0%	31-Dec-26	313,634	313,634
CC	Convertible	X		12.0%	1-Jan-24	110,000	100,000
KK	Convertible		X	8.0%	31-Dec-26	188,000	188,000
LL	Convertible		X	8.0%	31-Dec-26	749,697	749,697
MM	Convertible		X	8.0%	31-Dec-26	124,690	124,690
NN	Convertible		X	8.0%	31-Dec-26	622,588	622,588
OO	Convertible		X	8.0%	31-Dec-26	620,908	620,908
PP	Convertible		X	8.0%	31-Dec-26	611,428	611,428
QQ	Convertible		X	8.0%	31-Dec-26	180,909	180,909
RR	Convertible		X	8.0%	31-Dec-26	586,804	586,804
SS	Convertible		X	8.0%	31-Dec-26	174,374	174,374
TT	Convertible		X	8.0%	31-Dec-26	345,633	345,633
UU	Convertible		X	8.0%	31-Dec-26	171,304	171,304
VV	Convertible		X	8.0%	31-Dec-26	121,727	121,727
XX	Convertible		X	8.0%	31-Dec-26	112,734	112,734
YY	Convertible		X	8.0%	31-Dec-26	173,039	173,039
ZZ	Convertible		X	8.0%	31-Dec-26	166,603	166,603
AAA	Convertible		X	8.0%	31-Dec-26	104,641	104,641
BBB	Convertible		X	8.0%	31-Dec-26	87,066	87,066
DDD	Convertible		X	8.0%	31-Dec-26	75,262	75,262
EEE	Convertible		X	8.0%	31-Dec-26	160,619	160,619
GGG	Convertible		X	8.0%	31-Dec-26	79,422	79,422
JJJ	Convertible		X	8.0%	31-Dec-26	52,455	52,455
LLL	Convertible		X	8.0%	31-Dec-26	77,992	77,992
MMM	Convertible		X	8.0%	31-Dec-26	51,348	51,348
PPP	Convertible		X	8.0%	31-Dec-26	95,979	95,979
SSS	Convertible		X	8.0%	31-Dec-26	75,000	75,000
TTT	Convertible		X	8.0%	31-Dec-26	80,000	80,000
VVV	Convertible		X	8.0%	31-Dec-26	75,000	75,000
WWW	Convertible		X	8.0%	31-Dec-26	60,000	60,000
XXX	Convertible		X	8.0%	31-Dec-26	100,000	100,000
YYY	Convertible		X	8.0%	31-Dec-26	50,000	50,000
ZZZ	Convertible		X	8.0%	31-Dec-26	40,000	40,000
AAAA	Convertible		X	8.0%	31-Dec-26	66,000	66,000
BBBB	Convertible	X		12.0%	1-Mar-23	-	150,000
CCCC	Convertible	X		10.0%	1-Mar-23	-	120,000
DDDD	Convertible	X		10.0%	31-Dec-24	-	100,000
EEEE	Convertible		X	10.0%	31-Dec-26	15,000	-
FFFF	Convertible		X	10.0%	31-Dec-26	60,000	-
GGGG	Convertible		X	10.0%	31-Dec-26	150,000	-
HHHH	Convertible		X	10.0%	31-Dec-26	107,500	-
IIII	Convertible		X	10.0%	31-Dec-26	150,000	-
JJJJ	Convertible		X	10.0%	31-Dec-26	150,000	-
kkkk	Convertible		X	10.0%	31-Dec-26	175,000	-
LLLL	Convertible		X	10.0%	31-Dec-26	250,000	-

Total Convertible Debt						8,504,652	7,807,152
Less: Discount						(280,700)	(387,819)
Convertible Debt, Net of Discounts						$ 8,223,952	$ 7,419,333
Convertible Debt, Net of Discounts, Current						$ 135,000	$ 240,288
Convertible Debt, Net of Discounts, Long-term						$ 8,088,952	$ 7,179,045

FOOTNOTES FOR CONVERTIBLE DEBT ACTIVITY FOR QUARTER ENDED SEPTEMBER 31, 2024

On February 28, 2023, the Company sold the Property for a price of $769,500, less commissions and customary closing costs. The net proceeds of the sale were used to repay the convertible notes described above, of which total principal was $370,000. On December 31, 2022, the Company and various noteholders agree to modify the maturity date to December 31,2025 of all notes that were due to mature on December 31, 2024. No other terms of the convertible notes were changed.

On January 23, 2024, the Company received $61,200 from selling 2.4 units to CVC International LTD, including $60,000 convertible debt and 120,000 FDT shares at $0.01 per share and total value was $1,200 . Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On January 31, 2024, the Company signed an agreement with a third-party individual to transfer one non-convertible promissory note, including $15,000 principal and $300 accrual interest to purchase 0.6 unit, which included $15,000 convertible note and 30,000 FDT shares which is $0.01 per share and total value was $300. The convertible notes interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On March 12, 2024, the Company received $150,000 from selling 6 units to CVC International LTD, including $150,000 convertible debt and 300,000 FDT shares which is $0.01 per share and total value is $3,000 . Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On March 15, 2024, one of a promissory non-convertible notes was expired. The Company signed a purchase agreement with this third-party individual to purchase 4.3 units using the matured note, including $100,000 principal and $96,500 accrual interest. The 4.3 units included $107,500 convertible note and 215,000 FDT shares which is $0.01 per share and total value was $2,150. The convertible notes interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On May 1, 2024, the Company received $130,000 deposit plus $23,000 accrued interest reinvest from selling 6 units to CVC International LTD. The 6 units included $150,000 convertible debt and 300,000 FDT shares which is $0.01 per share and total value is $3,000. Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On June 4, 2024, the Company received $150,000 deposit plus $3,000 accrual interest reinvest from selling 6 units to CVC International LTD. The 6 Units included $150,000 convertible debt and 300,000 FDT shares which is $0.01 per share and total value is $3,000. Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On July 22, 2024, the Company received $125,000 deposit plus $53,000 accrual interest and principal reinvest from selling 7 units to CVC International LTD. The 7 Units included $175,000 convertible debt and 350,000 FDT shares which is $0.01 per share and total value is $3,000. Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.0 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On September 13, 2024, the Company received $125,000 deposit plus $130,000 accrual interest and principal reinvest from selling 10 units to CVC International LTD. The 10 Units included $250,000 convertible debt and 500,000 FDT shares which is $0.01 per share and total value is $5,000. Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.0 per share. The Note is Due on December 31, 2026. This note has a price adjustment provision: if the stock price 20 days before the conversion notice proceeding is less than $0.16 per share, the conversion price should be adjusted to the less of: 50% of the average closing price or the historical price for the 20 trading days before proceeding the conversion notice, but in any event the conversion price should be not less than $0.02 per share or more than $0.08 per share. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On July 31, 2024, the Company entered into a convertible notes modification agreement with CVC to extend the due date to December 31, 2026.

NOTE 7 – CONVERTIBLE DEBT

These debts have a price adjustment provision. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts have been amortized to interest expense over the respective term of the related note. In determining the indicated value of the convertible note issued, the Company used the Binomial Options Pricing Model with a risk-free interest rate of ranging from 4.23% to 5.26%, volatility ranging from 145.03% to 179.9%, trading prices $0.042 per share and a conversion price ranging from $0.034 to $0.08 per share. The total derivative liabilities associated with these notes were $2,752,321 at December 31, 2023 and $6,204,878 at December 31, 2022. As of December 31, 2023, one convertible note chose not to extend, and the maturity date is in the beginning of 2024. We reclassed it from long-term to short-term convertible notes.

See Below Summary Table

Convertible Debt Summary
	Debt Type	Debt Classification		Interest Rate	Due Date	Ending
		CT	LT			12/31/2023	12/31/2022

A	Convertible	X		10.0%	1-Jan-17	25,000	$ 25,000
B	Convertible		X	8.0%	31-Dec-25	82,391	82,391
C	Convertible		X	8.0%	31-Dec-25	41,195	41,195
D	Convertible		X	8.0%	31-Dec-25	262,156	262,156
O	Convertible		X	8.0%	31-Dec-25	136,902	136,902
P	Convertible		X	8.0%	31-Dec-25	66,173	66,173
Q	Convertible		X	8.0%	31-Dec-25	65,274	65,274
S	Convertible		X	8.0%	31-Dec-25	63,205	63,205
T	Convertible		X	8.0%	31-Dec-25	313,634	313,634
CC	Convertible	X		10.0%	01-Jan-24	100,000	100,000
KK	Convertible		X	8.0%	31-Dec-25	188,000	188,000
LL	Convertible		X	8.0%	31-Dec-25	749,697	749,697
MM	Convertible		X	8.0%	31-Dec-25	124,690	124,690
NN	Convertible		X	8.0%	31-Dec-25	622,588	622,588
OO	Convertible		X	8.0%	31-Dec-25	620,908	620,908
PP	Convertible		X	8.0%	31-Dec-25	611,428	611,428
QQ	Convertible		X	8.0%	31-Dec-25	180,909	180,909
RR	Convertible		X	8.0%	31-Dec-25	586,804	586,804
SS	Convertible		X	8.0%	31-Dec-25	174,374	174,374
TT	Convertible		X	8.0%	31-Dec-25	345,633	345,633
UU	Convertible		X	8.0%	31-Dec-25	171,304	171,304
VV	Convertible		X	8.0%	31-Dec-25	121,727	121,727
XX	Convertible		X	8.0%	31-Dec-25	112,734	112,734
YY	Convertible		X	8.0%	31-Dec-25	173,039	173,039
ZZ	Convertible		X	8.0%	31-Dec-25	166,603	166,603
AAA	Convertible		X	8.0%	31-Dec-25	104,641	104,641
BBB	Convertible		X	8.0%	31-Dec-25	87,066	87,066
DDD	Convertible		X	8.0%	31-Dec-25	75,262	75,262
EEE	Convertible		X	8.0%	31-Dec-25	160,619	160,619
GGG	Convertible		X	8.0%	31-Dec-25	79,422	79,422
JJJ	Convertible		X	8.0%	31-Dec-25	52,455	52,455
LLL	Convertible		X	8.0%	31-Dec-25	77,992	77,992
MMM	Convertible		X	8.0%	31-Dec-25	51,348	51,348
PPP	Convertible		X	8.0%	31-Dec-25	95,979	95,979
SSS	Convertible		X	8.0%	31-Dec-25	75,000	75,000
TTT	Convertible		X	8.0%	31-Dec-25	80,000	80,000
VVV	Convertible		X	8.0%	31-Dec-25	75,000	75,000
WWW	Convertible		X	8.0%	31-Dec-25	60,000	60,000
XXX	Convertible		X	8.0%	31-Dec-25	100,000	100,000
YYY	Convertible		X	8.0%	31-Dec-25	50,000	50,000
ZZZ	Convertible		X	8.0%	31-Dec-25	40,000	40,000
AAAA	Convertible		X	8.0%	31-Dec-25	66,000	66,000
BBBB	Convertible	X		12.0%	1-Mar-23	-	150,000
CCCC	Convertible	X		10.0%	1-Mar-23	-	120,000
DDDD	Convertible		X	10.0%	31-Dec-25	-	100,000

Total Convertible Debt						7,437,152	7,807,152
Less: Discount						(742)	(387,819)
Convertible Debt, Net of Discounts						$ 7,436,410	$ 7,419,333
Convertible Debt, Net of Discounts, Current						$ 125,000	$ 240,288
Convertible Debt, Net of Discounts, Long-term						$ 7,311,410	$ 7,179,045

FOOTNOTES FOR CONVERTIBLE DEBT ACTIVITY FOR YEAR ENDED DECEMBER31, 2023

On  August 8, 2022, the Company received $150,000 from the issuance of convertible debt to the Cayman Venture Capital Fund pursuant to the January 2018 Financing Agreement, as amended. Interest is stated at 12%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due in March 1, 2024. This note has a price adjustment provision. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On  November 8, 2022, the Company received $120,000 from the issuance of convertible debt with a third- party individual. Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on March 1, 2023. This note has a price adjustment provision. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On December 12, 2022, the Company received $100,000 from the issuance of convertible debt with a third- party individual. Interest is stated at 10%. The Note and Interest is convertible into common shares at $0.08 per share. The Note is Due on December 31, 2024. This note has a price adjustment provision. Therefore, the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.” The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note.

On February 28, 2023, the Company sold the Property for a price of $769,500, less commissions and customary closing costs. The net proceeds of the sale were used to repay the convertible notes described above which total principal was $370,000.On December 31, 2022, the Company and various noteholders agree to modify the maturity date to December 31,2025 of all notes that were due to mature on December 31, 2024. No other terms of the convertible notes were changed.